Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Income Statement [Abstract]
Sales	$ 2,478	$ 2,800
Cost of products sold	1,501	1,846
Gross profit	977	954
Selling, general and administrative expenses	461	521
Merger related costs	7	0
Operating income	509	433
Interest income	10	6
Interest expense	201	169
Other expense, net	(29)	21
(Loss)/income before income taxes	347	249
(Benefit from)/provision for income taxes	68	51
Net (loss)/income	(279)	(198)
Less: Net income attributable to the noncontrolling interest	(3)	(3)
Net income attributable to H.J. Heinz Holding Corporation	276	195
Less: Preferred dividends	180	180
Net income attributable to common shareholders	$ 96	$ 15
Net income attributable to common shareholders, per share, diluted	$ 0.11	$ 0.02
Average common shares outstanding-diluted	899	896
Net income attributable to common shareholders, per share, basic	$ 0.11	$ 0.02
Average common shares outstanding-basic	851	850
Cash dividends per common share	$ 0.00	$ 0.00